Loans and financings - Repayment of debt (Details) - USD ($) $ in Thousands			12 Months Ended
	May 25, 2018	Mar. 09, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Payments			$ 295,104	$ 537,254	$ 483,100
Term loan | LIBOR 3M
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 100,000
Adjustment to interest rate (as a percent)	2.55%
Payments	$ 101,083
Export credit note | LIBOR 3M
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 31,393
Adjustment to interest rate (as a percent)		1.85%
Gain (loss) on termination of derivatives		$ 91
Export credit note | CDI
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 30,807
Reference rate (as a percent)		118.00%
Payments		$ 30,891